UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22369

Western Asset Mortgage Defined

Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

SEPTEMBER 30, 2018

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	September 30, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - 89.5%
ACE Securities Corp. Home Equity Loan Trust, 2005-RM1 M4 (1 mo. USD LIBOR + 1.020%)	3.236%	3/25/35	$3,145,388	$3,037,416	(b)
Adjustable Rate Mortgage Trust, 2005-5 1A1	3.759%	9/25/35	161,119	131,808	(b)
Adjustable Rate Mortgage Trust, 2005-7 2A21	3.801%	10/25/35	397,225	366,789	(b)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. USD LIBOR + 0.500%)	2.716%	3/25/36	277,951	143,963	(b)
Aegis Asset Backed Securities Trust, 2005-3 M3 (1 mo. USD LIBOR + 0.490%)	2.706%	8/25/35	3,460,000	2,872,248	(b)
AFC Trust, 2000-3 1A (1 mo. USD LIBOR + 0.750%)	2.966%	10/25/30	1,130,424	1,050,355	(b)(c)
Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	2.784%	6/25/35	2,088,095	138,476	(b)
Alternative Loan Trust, 2005-14 3A1	2.545%	5/25/35	233,890	168,418	(b)
Alternative Loan Trust, 2005-36 4A1	3.736%	8/25/35	470,239	440,829	(b)
Alternative Loan Trust, 2005-J10 1A1 (1 mo. USD LIBOR + 0.500%)	2.716%	10/25/35	124,702	103,967	(b)
Alternative Loan Trust, 2006-HY10 1A1	3.179%	5/25/36	387,707	335,746	(b)
Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	108,861	78,388
Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	173,554	178,399
Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. USD LIBOR + 28.400%)	19.537%	9/25/37	614,668	760,012	(b)
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	2.396%	6/25/47	1,551,777	1,334,861	(b)
American Home Mortgage Assets Trust, 2005-2 2A1A	3.566%	1/25/36	989,418	826,661	(b)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. USD LIBOR + 0.800%)	3.016%	3/25/47	12,735,445	849,473	(b)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	3.116%	7/25/46	2,054,940	979,027	(b)(c)
Argent Securities Trust, 2006-M2 A2C (1 mo. USD LIBOR + 0.150%)	2.366%	9/25/36	2,198,565	947,433	(b)
Argent Securities Trust, 2006-M2 A2D (1 mo. USD LIBOR + 0.240%)	2.456%	9/25/36	580,266	250,841	(b)
Banc of America Alternative Loan Trust, 2005-9 1CB5, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	2.884%	10/25/35	3,166,600	177,246	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Banc of America Funding Corp., 2015-R3 2A2	2.195%	2/27/37	$2,528,868	$2,170,176	(b)(c)
Banc of America Funding Trust, 2004-B 6A1	2.355%	12/20/34	392,520	316,872	(b)
Banc of America Funding Trust, 2004-C 3A1	3.866%	12/20/34	466,155	454,817	(b)
Banc of America Funding Trust, 2006-D 2A1	3.506%	5/20/36	39,449	35,957	(b)
Banc of America Funding Trust, 2006-F 1A1	4.071%	7/20/36	252,868	251,416	(b)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	4.016%	9/26/45	3,750,000	2,940,682	(b)(c)
Banc of America Funding Trust, 2015-R2 9A2	2.605%	3/27/36	4,578,493	3,915,370	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. LIBOR + 0.800%)	3.016%	3/25/37	2,664,783	2,572,510	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. LIBOR + 0.900%)	3.116%	3/25/37	3,244,268	3,142,303	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. LIBOR + 1.150%)	3.366%	3/25/37	1,469,860	1,442,589	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. LIBOR + 1.500%)	3.716%	3/25/37	634,472	637,548	(b)(c)(d)
BCAP LLC Trust, 2011-RR2 1A4	4.356%	7/26/36	4,499,428	3,293,450	(b)(c)
Bear Stearns ALT-A Trust, 2005-9 25A1	4.045%	11/25/35	318,029	280,317	(b)
Bear Stearns Asset Backed Securities I Trust, 2004-BO1 M9B (1 mo. USD LIBOR + 4.000%)	6.216%	10/25/34	617,000	605,550	(b)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	2.050%	9/25/34	72,732	70,387	(b)
Bellemeade Re Ltd., 2017-1 B1 (1 mo. USD LIBOR + 4.750%)	6.966%	10/25/27	1,070,000	1,119,683	(b)(c)
Bellemeade Re Ltd., 2018-1A M2 (1 mo. USD LIBOR + 2.900%)	5.116%	4/25/28	3,710,000	3,802,308	(b)(c)
Centex Home Equity Loan Trust, 2004-D MV1 (1 mo. USD LIBOR + 0.620%)	2.836%	9/25/34	962,680	962,503	(b)
Chase Mortgage Finance Trust, 2006-S3 2A1	5.500%	11/25/21	179,540	133,181
ChaseFlex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.284%	6/25/35	10,234,030	1,373,657	(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2006-2A A1 (1 mo. USD LIBOR + 0.130%)	2.346%	4/25/47	146,024	140,681	(b)(c)
CHL Mortgage Pass-Through Trust, 2005-2 2A1 (1 mo. USD LIBOR + 0.640%)	2.921%	3/25/35	87,943	87,788	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
CHL Mortgage Pass-Through Trust, 2005-9 1A1 (1 mo. USD LIBOR + 0.600%)	2.816%	5/25/35	$107,618	$101,476	(b)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.726%	4/25/35	461,016	378,241	(b)
CHL Mortgage Pass-Through Trust, 2005-11 6A1 (1 mo. USD LIBOR + 0.600%)	2.816%	3/25/35	56,893	52,633	(b)
CHL Mortgage Pass-Through Trust, 2005-18 A7 (-2.750 x 1 mo. USD LIBOR + 19.525%)	13.432%	10/25/35	20,508	22,427	(b)
CHL Mortgage Pass-Through Trust, 2005-HY10 1A1	3.890%	2/20/36	185,446	175,780	(b)
CHL Mortgage Pass-Through Trust, 2005-HYB9 1A1 (12 mo. USD LIBOR + 1.750%)	4.571%	2/20/36	157,918	148,263	(b)
Citicorp Mortgage Securities Trust, 2007-8 B1	5.946%	9/25/37	3,757,685	2,533,249	(b)
Citigroup Mortgage Loan Trust, 2006-AR5 2A1A	3.413%	7/25/36	296,650	227,955	(b)
Citigroup Mortgage Loan Trust, 2008-3 A3	6.100%	4/25/37	6,456,884	3,402,997	(c)
Citigroup Mortgage Loan Trust Inc., 2004-HYB3 1A	4.514%	9/25/34	91,831	92,894	(b)
Citigroup Mortgage Loan Trust Inc., 2004-UST1 A2	3.412%	8/25/34	23,729	23,055	(b)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.003%	8/25/35	158,495	138,334	(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	2.546%	7/25/36	626,358	592,046	(b)(c)
Countrywide Asset-Backed Certificates, 2007-SEA1 1A1 (1 mo. USD LIBOR + 0.550%)	2.766%	5/25/47	617,674	494,237	(b)(c)
Credit-Based Asset Servicing & Securitization LLC, 2006-SL1 A3 (1 mo. USD LIBOR + 0.220%)	2.436%	9/25/36	4,044,070	635,232	(b)(c)
CSFB Mortgage-Backed Pass-Through Certificates, 2005-10 3A3	5.500%	11/25/35	350,134	312,104
CSMC Resecuritization Trust, 2006-1R 1A2 (-2.750 x 1 mo. USD LIBOR + 19.525%)	13.392%	7/27/36	632,408	771,023	(b)(c)
CSMC Trust, 2010-18R 6A5	4.409%	9/28/36	2,133,000	1,976,747	(b)(c)
CSMC Trust, 2014-11R 9A2 (1 mo. USD LIBOR + 0.140%)	2.205%	10/27/36	4,453,765	3,549,735	(b)(c)
CSMC Trust, 2015-2R 7A2	3.652%	8/27/36	3,720,760	3,339,476	(b)(c)
CSMC Trust, 2017-RPL1 B1	3.100%	7/25/57	3,052,442	2,214,785	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
CSMC Trust, 2017-RPL1 B2	3.100%	7/25/57	$3,501,991	$1,805,686	(b)(c)
CSMC Trust, 2017-RPL1 B3	3.100%	7/25/57	2,977,486	1,211,497	(b)(c)
CSMC Trust, 2017-RPL1 B4	3.100%	7/25/57	3,427,174	513,384	(b)(c)
CWABS Asset-Backed Certificates Trust, 2005-11 MF1	4.442%	2/25/36	2,000,000	1,876,957	(b)
CWABS Revolving Home Equity Loan Trust, 2004-L 2A (1 mo. USD LIBOR + 0.280%)	2.438%	2/15/34	81,315	77,898	(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 2PO, PO	0.000%	4/15/36	34,652	26,203	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS1, IO	7.047%	4/15/36	327,073	50,019	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS2, IO	11.791%	4/15/36	311,406	76,745	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS1, IO	7.418%	4/15/36	89,115	18,989	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS3, IO	5.637%	4/15/36	323,411	56,925	(b)(c)
EMC Mortgage Loan Trust, 2006-A A1 (1 mo. USD LIBOR + 0.450%)	2.666%	12/25/42	56,243	56,348	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	12,629,528	1,157,092	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.058%	9/25/55	29,864,560	3,227,911	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	230,856,762	833,393	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	11,918,464	1,202,609	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.218%	8/25/56	19,920,062	2,240,370	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	1,170,000	1,145,137	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	550,453,619	2,068,605	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	12.716%	10/25/28	$498,347	$667,973	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 B (1 mo. USD LIBOR + 11.250%)	13.466%	12/25/28	1,036,940	1,440,786	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 B (1 mo. USD LIBOR + 8.600%)	10.816%	3/25/29	1,588,611	1,917,151	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	12.216%	7/25/29	2,666,932	2,714,951	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (1 mo. USD LIBOR + 11.250%)	13.466%	10/25/29	1,787,590	2,074,909	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	5.966%	4/25/43	4,980,000	5,210,444	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	13.966%	4/25/43	5,730,000	6,598,534	(b)(c)
Federal National Mortgage Association (FNMA), 2012-134 LS, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.934%	12/25/42	3,882,626	608,584	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (1 mo. USD LIBOR + 11.750%)	13.966%	8/25/28	1,884,653	2,710,279	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1B (1 mo. USD LIBOR + 12.250%)	14.466%	9/25/28	2,349,716	3,460,631	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1B (1 mo. USD LIBOR + 11.750%)	13.966%	10/25/28	1,664,043	2,373,060	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	12.466%	1/25/29	$2,638,250	$3,499,804	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	11.466%	4/25/29	4,247,506	5,328,203	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	5.816%	1/25/30	1,320,000	1,397,550	(b)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	3.777%	8/25/35	691,680	625,286	(b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC	6.250%	11/25/36	106,209	74,267
GS Mortgage Securities Corp II, 2000-1A A (1 mo. LIBOR + 0.350%)	2.865%	3/20/23	50,792	50,904	(b)(c)
GSAA Resecuritization Mortgage Trust, 2005-R1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	2.784%	4/25/35	2,593,138	301,494	(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	64,344	72,884	(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	428,074	448,850	(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A3	8.000%	1/25/36	71,480	76,451	(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	2.616%	10/25/46	1,538,640	1,464,058	(b)(c)
HarborView Mortgage Loan Trust, 2006-2 1A	4.378%	2/25/36	29,313	21,226	(b)
Home Equity Loan Trust, 2004-HS1 AI6	3.640%	3/25/34	21	21	(b)
Home Equity Mortgage Trust, 2006-1 A3 (1 mo. USD LIBOR + 0.500%)	2.716%	5/25/36	3,500,000	75,989	(b)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	4.312%	1/25/37	171,159	143,385	(b)
Impac CMB Trust, 2004-8 1A (1 mo. USD LIBOR + 0.720%)	2.936%	10/25/34	340,784	336,146	(b)
IndyMac INDA Mortgage Loan Trust, 2005-AR2 1A1	3.208%	1/25/36	80,518	74,177	(b)
IndyMac INDX Mortgage Loan Trust, 2004-AR13 1A1	3.214%	1/25/35	75,888	72,414	(b)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	3.893%	9/25/35	76,904	72,261	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
IndyMac INDX Mortgage Loan Trust, 2006-AR7 5A1	3.633%	5/25/36	$322,678	$290,311	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR9 3A3	3.620%	6/25/36	426,575	407,009	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR11 1A1	3.975%	6/25/36	473,442	441,583	(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	3.506%	3/25/37	408,162	389,443	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	963,952	800,765
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	93,211	95,275
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	32,539	33,582
JPMorgan Mortgage Trust, 2007-S3 1A18 (1 mo. USD LIBOR + 0.500%)	2.716%	8/25/37	2,820,266	1,609,303	(b)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	3.184%	7/25/36	6,763,707	1,181,091	(b)
Lehman Mortgage Trust, 2006-7 1A3, IO (-1.000 x 1 mo. USD LIBOR + 5.350%)	3.134%	11/25/36	5,963,016	716,898	(b)
Lehman Mortgage Trust, 2006-7 1A8 (1 mo. USD LIBOR + 0.180%)	2.396%	11/25/36	4,346,329	3,040,128	(b)
Lehman Mortgage Trust, 2006-7 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	4.934%	11/25/36	5,552,705	1,167,169	(b)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. USD LIBOR + 0.330%)	2.546%	6/25/37	3,155,691	847,635	(b)
Lehman XS Trust, 2005-9N 1A1 (1 mo. USD LIBOR + 0.270%)	2.486%	2/25/36	1,002,444	969,445	(b)
Lehman XS Trust, 2006-14N 3A2 (1 mo. USD LIBOR + 0.240%)	2.456%	8/25/36	1,268,475	1,212,143	(b)
Lehman XS Trust, 2006-19 A4 (1 mo. USD LIBOR + 0.170%)	2.386%	12/25/36	738,465	658,578	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	4.335%	10/25/34	97,428	95,667	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-2 4A1	4.219%	2/25/36	29,601	28,814	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	2.426%	4/25/46	277,908	243,872	(b)
MASTR Asset Backed Securities Trust, 2005-AB1 A5A	5.712%	11/25/35	3,360,000	2,803,916
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	866,895	826,763	(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	172,677	173,954	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	$72,256	$73,224	(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	3.571%	3/25/36	680,596	520,675	(b)
Morgan Stanley ABS Capital I Inc., Trust, 2003-NC10 M2 (1 mo. USD LIBOR + 2.700%)	4.916%	10/25/33	44,553	43,911	(b)
Morgan Stanley Mortgage Loan Trust, 2004-11AR 1B1 (1 mo. USD LIBOR + 0.600%)	2.816%	1/25/35	3,544,114	3,160,937	(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 2A2	4.582%	8/25/34	177,970	178,080	(b)
Morgan Stanley Mortgage Loan Trust, 2004-7AR B1	4.328%	9/25/34	3,082,352	2,306,416	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	2.356%	6/25/36	255,477	105,743	(b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	3.438%	11/25/37	669,971	612,391	(b)
Morgan Stanley Mortgage Loan Trust, 2007-5AX 2A3 (1 mo. USD LIBOR + 0.230%)	2.446%	2/25/37	2,025,120	994,226	(b)
Morgan Stanley Resecuritization Trust, 2015-R2 1B (12 mo. Monthly Treasury Average Index + 0.710%)	2.457%	12/27/46	937,279	727,494	(b)(c)
New Century Home Equity Loan Trust, 2004-3 M3 (1 mo. USD LIBOR + 1.065%)	3.281%	11/25/34	611,679	617,644	(b)
Nomura Resecuritization Trust, 2014-5R 1A9	7.967%	6/26/35	1,797,286	1,743,056	(b)(c)
Option One Mortgage Loan Trust, 2007-FXD1, 1A1	5.866%	1/25/37	2,413,734	2,283,319
Popular ABS Mortgage Pass-Through Trust, 2004-4 M2	4.370%	9/25/34	1,367,983	1,387,004
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2 (1 mo. USD LIBOR + 0.630%)	2.846%	11/25/35	2,152,956	1,709,132	(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	2,497,721	2,121,811	(c)
Provident Home Equity Loan Trust, 2000-2 A1 (1 mo. USD LIBOR + 0.540%)	2.756%	8/25/31	943,340	827,806	(b)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	2.486%	5/25/36	406,921	400,950	(b)(c)
RALI Trust, 2005-QA3 CB4	4.175%	3/25/35	1,601,846	1,032,983	(b)
RALI Trust, 2006-QA1 A11	4.183%	1/25/36	447,774	377,631	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
RALI Trust, 2006-QA4 A (1 mo. USD LIBOR + 0.180%)	2.396%	5/25/36	$351,464	$319,768	(b)
RALI Trust, 2006-QO2 A2 (1 mo. USD LIBOR + 0.270%)	2.486%	2/25/46	3,904,857	1,840,267	(b)
RALI Trust, 2007-QA2 A1 (1 mo. USD LIBOR + 0.130%)	2.346%	2/25/37	230,749	225,429	(b)
RAMP Trust, 2004-RS4 MII2 (1 mo. USD LIBOR + 2.025%)	4.241%	4/25/34	961,062	789,615	(b)
RAMP Trust, 2004-SL3 A3	7.500%	12/25/31	677,555	692,563
RAMP Trust, 2005-SL2 A5	8.000%	10/25/31	466,268	385,825
RBSGC Mortgage Loan Trust, 2007-A 3A1 (1 mo. USD LIBOR + 0.350%)	2.566%	1/25/37	3,093,895	1,276,603	(b)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	565,460	427,761
Renaissance Home Equity Loan Trust, 2007-1 AF3	5.612%	4/25/37	3,092,652	1,488,399
Renaissance Home Equity Loan Trust, 2007-2 AF1	5.893%	6/25/37	2,582,571	1,215,927
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	445,054	201,720
Renaissance Home Equity Loan Trust, 2007-2 AF5	6.203%	6/25/37	1,914,212	956,117
Renaissance Home Equity Loan Trust, 2007-2 AF6	5.879%	6/25/37	3,219,894	1,512,353
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,534,846	923,209
Reperforming Loan REMIC Trust, 2005-R2 2A3	8.000%	6/25/35	54,457	56,534	(c)
Residential Asset Securitization Trust, 2005-A7 A2, IO (-1.000 x 1 mo. USD LIBOR + 7.250%)	5.034%	6/25/35	1,896,867	388,204	(b)
Residential Asset Securitization Trust, 2005-A13 1A3 (1 mo. USD LIBOR + 0.470%)	2.686%	10/25/35	130,550	114,770	(b)
Residential Asset Securitization Trust, 2006-A1 1A6 (1 mo. USD LIBOR + 0.500%)	2.716%	4/25/36	1,682,456	881,801	(b)
Residential Asset Securitization Trust, 2006-A1 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.284%	4/25/36	3,486,956	487,883	(b)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	289,310	255,360
RFMSI Trust, 2005-SA3 1A	4.129%	8/25/35	1,272,487	985,721	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
RFMSI Trust, 2006-S8 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	3.184%	9/25/36	$5,122,623	$433,958	(b)
RFMSI Trust, 2006-SA2 4A1	5.264%	8/25/36	196,333	172,225	(b)
RFMSI Trust, 2007-S6 1A6 (1 mo. USD LIBOR + 0.500%)	2.716%	6/25/37	2,216,518	1,856,212	(b)
RFMSI Trust, 2007-S6 1A13, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.284%	6/25/37	2,216,518	156,264	(b)
Soundview Home Loan Trust, 2005-1 M6 (1 mo. USD LIBOR + 1.950%)	4.166%	4/25/35	1,330,819	1,255,956	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-18 1A2	4.061%	12/25/34	381,106	368,915	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.133%	3/25/35	165,629	145,097	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 5A	4.266%	3/25/35	120,436	120,703	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-6XS M2 (1 mo. USD LIBOR + 1.155%)	3.371%	3/25/35	908,900	771,178	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-7 1A3	3.931%	4/25/35	81,362	80,883	(b)
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. USD LIBOR + 3.750%)	5.966%	9/25/34	297,405	291,928	(b)
Structured Asset Mortgage Investments II Trust, 2006-AR5 4A1 (1 mo. USD LIBOR + 0.220%)	2.436%	5/25/46	638,986	378,789	(b)
Structured Asset Securities Corp., 2005-RF1 A (1 mo. USD LIBOR + 0.350%)	2.566%	3/25/35	64,625	60,472	(b)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-RF3 1A1, PAC	6.000%	10/25/36	1,590,581	1,588,552	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC1 M1 (1 mo. USD LIBOR + 0.230%)	2.446%	2/25/37	4,177,367	2,202,780	(b)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	4.226%	10/20/35	31,066	31,173	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.480%)	2.696%	11/25/45	1,640,461	1,232,198	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C4 (1 mo. USD LIBOR + 0.400%)	2.616%	11/25/45	1,266,767	944,031	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. USD LIBOR + 0.530%)	2.746%	1/25/45	$1,865,990	$1,241,721	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR16 2A2	3.167%	12/25/36	252,231	228,479	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. USD LIBOR + 0.490%)	2.706%	10/25/45	268,046	271,858	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2005-8 1A6 (-3.667 x 1 mo. USD LIBOR + 23.283%)	15.159%	10/25/35	245,653	266,323	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2005-9 5A4 (-7.333 x 1 mo. USD LIBOR + 35.933%)	19.684%	11/25/35	77,202	92,373	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2005-10 2A3 (1 mo. USD LIBOR + 0.900%)	3.116%	11/25/35	158,100	130,824	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2006-AR10 A1 (1 mo. USD LIBOR + 0.100%)	2.316%	12/25/36	455,578	331,062	(b)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	3.244%	3/25/37	3,396,701	262,307	(b)
Wells Fargo Mortgage Backed Securities Trust, 2005-AR2 2A2	3.928%	3/25/35	67,357	69,121	(b)
Wells Fargo Mortgage Backed Securities Trust, 2006-2 1A4 (-2.750 x 1 mo. USD LIBOR + 19.388%)	13.294%	3/25/36	1,078,916	1,175,387	(b)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost - $179,205,283)				198,507,605

COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - 28.5%
BAMLL Commercial Mortgage Securities Trust, 2014-FL1 E	4.376%	12/15/31	2,980,000	2,912,296	(b)(c)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.731%	4/10/49	1,071,079	658,158	(b)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	36,727	27,020	(b)
Citigroup Commercial Mortgage Trust, 2015-GC29 E	4.282%	4/10/48	740,000	570,176	(b)(c)
Citigroup Commercial Mortgage Trust, 2015-SHP2 F (1 mo. LIBOR + 5.200%)	7.358%	7/15/27	1,000,000	1,013,402	(b)(c)
Commercial Mortgage Trust, 2015-CR25 E	4.696%	8/10/48	1,230,000	872,995	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	$1,212,353	$889,867
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	763,079	741,044	(b)
Credit Suisse Mortgage Capital Certificates, 2018-PLUM B (1 mo. LIBOR + 5.000%)	7.133%	8/15/20	5,000,000	5,000,000	(b)(c)(d)(e)
CSMC Trust, 2014-USA F	4.373%	9/15/37	1,620,000	1,359,685	(c)
CSMC Trust, 2015-LHMZ	8.928%	7/20/20	2,946,733	2,960,742	(c)
CSMC Trust, 2016-MFF E (1 mo. LIBOR + 6.000%)	8.158%	11/15/33	1,500,000	1,519,847	(b)(c)
CSMC Trust, 2017-CHOP F (1 mo. LIBOR + 4.350%)	6.508%	7/15/32	1,620,000	1,634,548	(b)(c)
CSMC Trust, 2017-CHOP H (1 mo. LIBOR + 7.620%)	9.778%	7/15/32	3,300,000	3,292,179	(b)(c)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,600,000	1,568,445	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K034 X3, IO	1.782%	9/25/41	10,200,000	751,670	(b)
FRESB Mortgage Trust, 2018-SB48 B (3.677% to 9/25/26 then 6 mo. LIBOR + 7.500%)	3.677%	2/25/38	4,074,092	3,031,438	(b)(c)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	944,114	875,628	(b)
GS Mortgage Securities Trust, 2006-GG8, AJ	5.622%	11/10/39	115,377	99,615
GS Mortgage Securities Trust, 2007-GG10 AJ	5.977%	8/10/45	2,911,907	1,442,068	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.253%	4/17/45	415,740	305,153	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,890,000	1,354,449
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	420,000	179,722	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	580,000	480,859	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.012%	2/12/49	1,461,952	1,095,492	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.100%	2/15/51	171,347	171,960	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	$2,350,000	$399,488	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. LIBOR + 8.208%)	10.366%	6/15/35	3,000,000	3,001,713	(b)(c)
LB-UBS Commercial Mortgage Trust, 2007-C6 AJ	6.478%	7/15/40	1,359,000	1,381,911	(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	126,193	99,819	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	714,091	556,159	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	6.222%	9/12/49	103,715	80,776	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 E	4.679%	10/15/48	700,000	564,098	(b)(c)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	38,299	38,401
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.358%	12/12/49	1,212,252	932,484	(b)
Motel 6 Trust, 2017-MTL6 F (1 mo. LIBOR + 4.250%)	6.408%	8/15/34	1,452,605	1,466,307	(b)(c)
Starwood Retail Property Trust, 2014-STAR E (1 mo. LIBOR + 4.150%)	6.308%	11/15/27	1,600,000	1,524,335	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. LIBOR + 6.350%)	8.471%	11/11/34	2,596,746	2,594,009	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. LIBOR + 9.800%)	11.921%	11/11/34	1,731,164	1,729,917	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	3,130,000	2,125,599	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	5,510,000	2,697,734	(b)(c)
United States Small Business Administration, 2018-20A 1	2.920%	1/1/38	244,483	234,947
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.984%	2/15/51	1,367,840	1,353,082	(b)
Waldorf Astoria Boca Raton Trust, 2016-BOCA F (1 mo. LIBOR + 5.500%)	7.658%	6/15/29	1,500,000	1,510,291	(b)(c)
Wells Fargo Commercial Mortgage Trust, 2015-C31 E	4.763%	11/15/48	540,000	380,731	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
WFRBS Commercial Mortgage Trust, 2011-C4 F	5.000%	6/15/44	$3,870,000	$2,705,966	(b)(c)
WFRBS Commercial Mortgage Trust, 2012-C9 E	4.940%	11/15/45	3,500,000	3,138,474	(b)(c)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $66,519,381)				63,324,699

ASSET-BACKED SECURITIES - 15.9%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	0.000%	7/1/39	1,400,000	1,342,380	(b)
Banc of America Funding Trust, 2015-R4 4A3	11.420%	1/27/30	10,066,898	4,865,634	(b)(c)
BankAmerica Manufactured Housing Contract Trust, 1996-1 B1	7.875%	10/10/26	7,866,000	2,516,188
BCMSC Trust, 1998-B A	6.530%	10/15/28	580,927	603,705	(b)
BCMSC Trust, 1998-C M1	7.510%	1/15/29	4,015,228	3,425,368	(b)
BCMSC Trust, 1999-A A3	5.980%	3/15/29	268,690	279,090	(b)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	8.348%	4/20/29	1,700,000	1,709,143	(b)(c)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	1,697,224	1,752,922	(b)
CreditShop Credit Card Co. LLC, 2017-1 B (1 mo. LIBOR + 8.000%)	10.158%	10/15/22	3,171,752	3,184,331	(b)(c)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	261,001	166,867	(c)(d)
GE Business Loan Trust, 2006-1A C (1 mo. LIBOR + 0.420%)	2.578%	5/15/34	88,359	82,526	(b)(c)
Manufactured Housing Contract Pass-Through Certificates Trust, 2001-2 IA2 (Auction Rate Security)	5.631%	2/20/32	200,000	201,035	(b)
Origen Manufactured Housing Contract Trust, 2006-A A2	3.953%	10/15/37	1,237,265	1,165,843	(b)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.538%	4/15/37	1,357,430	1,338,522	(b)
Origen Manufactured Housing Contract Trust, 2007-B A1 (1 mo. USD LIBOR + 1.200%)	3.358%	10/15/37	2,589,289	2,515,059	(b)(c)
Ratchet Trading Ltd., 2018-1 A	15.190%	1/26/27	298,093	301,756	(b)(c)
RBS Acceptance Inc., 1995-BA1 B2	9.000%	8/10/20	2,191,561	384,520
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875	3,185,582	(c)
SoFi Professional Loan Program LLC, 2014-A RC	0.000%	7/14/24	700	518,885	(c)
TES LLC, 2017-1A B	7.740%	10/20/47	1,500,000	1,511,475	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Treman Park CLO Ltd., 2015-1A E (3 mo. USD LIBOR + 6.200%)	8.548%	4/20/27	$1,800,000	$1,801,573	(b)(c)
Upgrade Pass-Thru Trust I, 2017-1 CERT	14.960%	12/27/27	357,509	361,544	(b)(c)
Upgrade Pass-Thru Trust I, 2018-2 A	16.537%	5/15/24	336,620	340,836	(c)
Upgrade Pass-Thru Trust I, 2018-5 A	12.075%	9/15/24	388,270	393,134	(c)
Upgrade Pass-Thru Trust I, 2018-6 A	5.339%	10/15/24	340,000	340,000	(c)(d)
Upgrade Pass-Thru Trust IV, 2018-4 A	15.308%	8/15/24	449,255	454,883	(c)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	8.359%	6/7/30	600,000	604,739	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $35,670,540)				35,347,540

CORPORATE BONDS & NOTES - 0.4%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
CVS Pass-Through Trust	9.350%	1/10/23	479,444	524,587	(c)

FINANCIALS - 0.1%
Insurance - 0.1%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	45,494	62,214	(c)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.396%	2/12/23	199,860	202,608	(b)(c)

TOTAL FINANCIALS				264,822

INDUSTRIALS - 0.0%
Airlines - 0.0%
Air 2 US	8.027%	10/1/19	17,256	17,590	(c)

TOTAL CORPORATE BONDS & NOTES (Cost - $737,580)				806,999

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $282,132,784)				297,986,843

			SHARES
SHORT-TERM INVESTMENTS - 11.6%
Dreyfus Government Cash Management, Institutional Shares (Cost - $25,833,847)	2.013%		25,833,847	25,833,847

TOTAL INVESTMENTS - 145.9% (Cost - $307,966,631)				323,820,690
Liabilities in Excess of Other Assets - (45.9)%				(101,877,058)

TOTAL NET ASSETS - 100.0%				$221,943,632

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2018

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

Abbreviations used in this schedule:

CLO	— Collateral Loan Obligation
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit

At September 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 2-Year Notes	8	12/18	$1,690,764	$1,685,875	$4,889
U.S. Treasury 5-Year Notes	8	12/18	906,986	899,813	7,173
U.S. Treasury 10-Year Notes	95	12/18	11,437,081	11,284,219	152,862

Net unrealized appreciation on open futures contracts					$164,924

At September 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	55,341	USD	65,262	JPMorgan Chase Bank	10/18/18	$(906)

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”), consisting primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund intends to liquidate and distribute substantially all of the Fund’s net assets to shareholders on or about March 1, 2022.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$196,724,920	$1,782,685	$198,507,605
Commercial Mortgage-Backed Securities	—	58,324,699	5,000,000	63,324,699
Asset-Backed Securities	—	34,840,673	506,867	35,347,540
Corporate Bonds & Notes	—	806,999	—	806,999

Total Long-Term Investments	—	290,697,291	7,289,552	297,986,843

Short-Term Investments†	$25,833,847	—	—	25,833,847

Total Investments	$25,833,847	$290,697,291	$7,289,552	$323,820,690

Other Financial Instruments:
Futures Contracts	$164,924	—	—	$164,924

Total	$25,998,771	$290,697,291	$7,289,552	$323,985,614

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$906	—	$906

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2017	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of September 30, 2018	Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2018[1]
Assets
Residential Mortgage-Backed Securities	$1,142,944	$231	—	$1,962	—	—	$637,548	—	$1,782,685	$1,962
Commercial Mortgage-Backed Securities	—	—	—	—	$5,000,000	—	—	—	5,000,000	—
Asset-Backed Securities	504,382	(11,323)	$(3,882)	7,633	343,400	$(138,666)	166,867	$(361,544)	506,867	7,633
Senior Loans	3,000,000	—	—	—	—	(3,000,000)	—	—	—	—
Liabilities
Other Financial Instruments:
OTC Total Return Swaps	(2,595)	—	11,126	2,595	—	(11,126)	—	—	—	—

Total	$4,644,731	$(11,092)	$7,244	$12,190	$5,343,400	$(3,149,792)	$804,415	$(361,544)	$7,289,552	$9,595

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Mortgage Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 26, 2018